Significant accounting policies	6 Months Ended
Jun. 30, 2022
Accounting Policies, Changes in Accounting Estimates And Errors [Abstract]
Significant accounting policies	Significant accounting policies
The accounting policies applied by the Company in these unaudited condensed consolidated interim financial statements are the same as those applied by the Company in its audited consolidated financial statements as of and for the year ended December 31, 2021 and have been applied consistently to all periods presented in these unaudited condensed consolidated interim financial statements, except for the following:
Revenue Recognition
License Arrangements
On January 18, 2022, the Company entered into an exclusive license agreement with MTPC for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications in Japan. In previous years, the Company had generated revenue from the sale of its product candidates and service revenues from a license and collaboration arrangement. See note 5 “License Revenue” for further information on the MTPC arrangement.
The Company recognizes revenues from license fees for intellectual property (IP) either at a point in time or over time. The Company must make an assessment as to whether such a license represents a right-to-use the IP (at a point in time) or a right to access the IP (over time). The Company recognizes revenue for a right-to-use license immediately if the licensee can begin to use and benefit from the IP upon commencement of the license term and the Company has no further obligations in the context of the IP. A license is considered a right to access the IP when the Company undertakes activities during the license term that may significantly affect the IP, which directly exposes the customer to any positive or negative effects arising from such activities. These activities do not result in the immediate transfer of a good or service to the customer. As such, revenues from the right to access the IP are recognized over time.
The Company may enter into agreements with multiple performance obligations. Performance obligations are identified and separated when the other party can benefit from the license on its own or together with other resources that are readily available, and the license is separately identifiable from other goods or services in the contract.
Transaction prices for out-license arrangements may include fixed up-front amounts as well as variable consideration such as contingent development and regulatory milestones, sales-based milestones and royalties. The most likely amount method is used to estimate contingent development and regulatory milestones because the ultimate outcomes are binary in nature. Variable consideration is included in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue will not occur when the uncertainty associated with the variable consideration is subsequently resolved. To the extent arrangements include multiple performance obligations that are separable, the transaction price assigned to each distinct performance obligation is reflective of the relative stand-alone selling price when sold separately or estimated stand-alone selling price on the basis of comparable transactions with other customers when such goods or services are not sold separately. The residual approach is the method used to estimate a stand-alone selling price when the selling price for a good or service is highly variable or uncertain.
In determining the transaction prices, sales milestones and royalties attributable to licenses are excluded from the variable consideration guidance and recognized at the later of when the subsequent sales transaction occurs, or the satisfaction or partial satisfaction of the performance obligation to which some or all of the royalty has been allocated.
New and amended IFRS standards
There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2022, that are relevant to the Group and that have had any impact in the interim period. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, are not listed here.